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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  February 12, 2001
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION
REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.] Form 13F File Number Name 28-____________ ________________________________ [Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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Navellier Fund Management, Inc.
FORM 13F
December 31, 2000

                                                                                                         Voting Authority
                                                                                                         ----------------
                                    Title of              Value    Shares/  Sh/  Put/  Invstmt
Name of Issuer                        class    CUSIP      (x$1000) Prn Amt  Prn  Call  Dscretn  Managers    Sole     Shared    None
------------------------------     ----------  ---------  -------- -------  ---  ----  -------  --------    -------  --------  -----
Abgenix Inc.                       COM         00339B107    24452  414000    SH         Sole                 414000
Adobe Systems                      COM         00724F101    45631  784200    SH         Sole                 784200
Applied Films                      COM         038197109     9054  443000    SH         Sole                 443000
Applied Micro Circuits             COM         03822W109    60908  811600    SH         Sole                 811600
Aurora Biosciences Corp.           COM         051920106     6998  222600    SH         Sole                 222600
BJ Service Co.                     COM         055482103    41215  598400    SH         Sole                 598400
Brinker Intl Inc.                  COM         109641100     6033  142800    SH         Sole                 142800
C & D Tech Inc.                    COM         124661109     9061  209800    SH         Sole                 209800
Celgene Corp.                      COM         151020104     8382  257900    SH         Sole                 257900
Cerner Corp                        COM         156782104     7710  166700    SH         Sole                 166700
Chris & Banks                      COM         171046105     4871  172800    SH         Sole                 172800
Curagen Corporation                COM         23126R101     7047  258000    SH         Sole                 258000
Digital Lightwave                  COM         253855100    15321  483500    SH         Sole                 483500
Duke Energy                        COM         264399106    16146  189400    SH         Sole                 189400
Emulex Corp.                       COM         292475209    47147  589800    SH         Sole                 589800
I2 Technologies                    COM         465754109    31222  574200    SH         Sole                 574200
IVAX Corp                          COM         465823102    22114  577400    SH         Sole                 577400
Intl Rectifier                     COM         460254105    21069  702300    SH         Sole                 702300
Laboratory Corp of American HL     COM         50540R409    22106  125600    SH         Sole                 125600
Macrovision Corp                   COM         555904101    31953  431700    SH         Sole                 431700
Mentor Graphics                    COM         587200106    27111  988100    SH         Sole                 988100
Mercury Interactive                COM         589405109    44295  490800    SH         Sole                 490800
NVIDIA Corp                        COM         67066G104    18444  562900    SH         Sole                 562900
Nabors Inds Inc.                   COM         629568106    27806  470100    SH         Sole                 470100
Newport Corp.                      COM         651824104    22357  284400    SH         Sole                 284400
Oak Technology                     COM         671802106     2053  236300    SH         Sole                 236300
Oakley Inc.                        COM         673662102     6962  515700    SH         Sole                 515700

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
                                                                                                         Voting Authority
                                                                                                         ----------------
                                    Title of              Value    Shares/  Sh/  Put/  Invstmt
Name of Issuer                        class    CUSIP      (x$1000) Prn Amt  Prn  Call  Dscretn  Managers    Sole     Shared    None
------------------------------     ----------  ---------  -------- -------  ---  ----  -------  --------    -------  --------  -----
Perkin Elmer                       COM         714046109    23278  221700    SH         Sole                 221700
Planar Systems Inc.                COM         726900103    10273  413000    SH         Sole                 413000
Plexus Corp.                       COM         729132100     8254  271600    SH         Sole                 271600
Power Wave Tech.                   COM         739363109    37931  648400    SH         Sole                 648400
Power-One Inc.                     COM         739308104    33211  844800    SH         Sole                 844800
Professional Detailing             COM         74312N107    20328  192200    SH         Sole                 192200
Protein Lab Design                 COM         74369L103    29885  344000    SH         Sole                 344000
Quest Diagnostics                  COM         74834L100    27449  193300    SH         Sole                 193300
Respironics                        COM         761230101    19910  698600    SH         Sole                 698600
Scientific Atlanta                 COM         808655104    16066  493400    SH         Sole                 493400
SunGard Data Sys.                  COM         867363103    25400  539000    SH         Sole                 539000
Techne Corp                        COM         878377100    31169  864300    SH         Sole                 864300
Technitrol, Inc.                   COM         878555101     8636  210000    SH         Sole                 210000
Teva Pharmaceuticals               COM         881624209    18715  255500    SH         Sole                 255500
Tollgrade Comm                     COM         889542106    10530  288500    SH         Sole                 288500
Trigon Healthcare                  COM         89618L100    16652  214000    SH         Sole                 214000
Universal Health Services          COM         913903100    14695  131500    SH         Sole                 131500
Vertex Pharm                       COM         92532F100    33255  465100    SH         Sole                 465100
WellPoint Health Networks Inc.     COM         94973H108    26231  227600    SH         Sole                 227600
46 DATA RECORDS                                            999336            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED